Lease liabilities (Tables)	9 Months Ended
Sep. 30, 2026
Presentation of leases for lessee [abstract]
Schedule of Lease Liability
The analysis of lease liabilities is presented below:

$
As at January 1, 2025	1,418,696
Additions	1,795,693
Interest accretion on lease liabilities	95,219
Payments	(874,244)
Disposals	(118,907)
Foreign exchange impact	(262,257)
As at December 31, 2025	2,054,200
Lease reassessments	548,615
Interest accretion on lease liabilities	166,042
Payments	(1,029,470)
Foreign exchange impact	8,207
As at September 30, 2026	1,747,594

	September 30, 2026	December 31, 2025
	$	$
Current	785,565	931,364
Non-current	962,029	1,122,836
Total lease liabilities	1,747,594	2,054,200

Schedule of Undiscounted Lease Payment
Shown below is the maturity analysis of the undiscounted minimum lease payments:

	September 30, 2026	December 31, 2025
Undiscounted future lease payments	$	$
Less than 1 year	945,490	1,122,834
More than 1 year but less than 5 years	1,028,635	1,264,733
Total undiscounted future lease payments	1,974,125	2,387,567